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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2000.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


If amended report check here: [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     3 PICKWICK PLAZA           GREENWICH               CT              06830
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION
--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 9TH day of FEBRUARY , 2001.

                                     General Atlantic Partners, LLC
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)



                                     /S/ THOMAS J. MURPHY
                                     ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                              to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   2   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4         ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR          SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET        PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE           AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                                 (A)     (B)    (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     4,268,110      3,104,080     X                                X
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        28,875         21,000                    X                               X
------------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327      19,095,413      2,030,239     X                                X
                                         107
------------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       4,662,109        495,679                    X                               X
                                         107
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      11,889,917      2,679,418     X                                X
                                         103
------------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       4,896,049      1,103,335                    X                               X
                                         103
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704       8,631,241      2,046,045     X                                X
                                         106
------------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704       1,270,667        301,213                    X                               X
                                         106
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199         186,849      1,201,602     X                                X
                                         102
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199         266,897      1,716,378     X                                X
                                         102
------------------------------------------------------------------------------------------------------------------------------------
Computer Learning Ctrs Inc.    Com      205199           4,157         26,736                    X                               X
                                         102
------------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269,246     45,378,714      6,153,046     X                                X
                                         104
------------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246       6,339,801        859,634                    X                               X
                                         104
COLUMN TOTALS                                      106,918,799
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   3   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4         ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR          SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET        PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE           AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                                 (A)     (B)    (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856        138,910,394     5,669,812    X                                X
                                        109
------------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856         27,311,228     1,114,744                   X                                X
                                        109
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106      132,267,148    10,174,396    X                                X
------------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106       24,871,158     1,913,166                   X                                X
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104      568,443,749    42,901,415    X                                X
------------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104      129,814,623     9,797,330                   X                                X
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224        132,299,915    14,018,534    X                                X
                                        102
------------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224         24,885,111     2,636,833                   X                                X
                                        102
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com., Ltd.           Com     441474103        3,329,056       291,065    X                                X
------------------------------------------------------------------------------------------------------------------------------------
HOT JOBS.Com., Ltd.           Com     441474103          674,069        58,935                   X                                X
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          7,543,657     1,356,163    X                                X
                                        107
------------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T            720,572       129,541                   X                                X
                                        107
------------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.        Com    565,011,103     179,686,458     3,152,394    X                                X
------------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.       Com    565,011,103      39,081,708       685,644                   X                                X
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      1,409,838,846
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4         ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR          SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET        PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE           AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                                 (A)     (B)    (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910          6,559,450      1,311,890   X                                 X
                                        107
------------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910            940,600        188,120                   X                               X
                                        107
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W         35,131,495      4,909,376   X                                 X
                                        102
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W          7,264,349      1,015,141                   X                               X
                                        102
------------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503         17,460,166     13,297,918    X                                X
                                        106
------------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503          5,409,771      4,120,161                   X                               X
                                        106
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.         Com       74158B          6,479,856      7,405,550    X                                X
                                        100
------------------------------------------------------------------------------------------------------------------------------------
Prime Response, Inc.         Com       74158B          1,630,708      1,863,667                   X                               X
                                        100
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                          80,876,395
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4         ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR          SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET        PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE           AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                                 (A)     (B)    (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services, Inc.    Com        742674     73,485,794      2,766,524     X                                 X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services, Inc.    Com        742674      1,879,430         70,755     X                                 X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services, Inc.    Com        742674     12,457,679        468,995                    X                               X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services, Inc.    Com        742674     26,562,500      1,000,000                    X                               X
                                          104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com        74428      11,950,067      2,896,986     X                                 X
                                          2104
------------------------------------------------------------------------------------------------------------------------------------
Proxicom                      Com        74428       2,408,876        583,970                    X                               X
                                          2104
------------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.      Com      810883108    15,924,291      5,308,097     X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.      Com      810883108     1,226,334        408,778     X                                 X
------------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.      Com      810883108     2,470,719        823,573                    X                               X
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.        Com        85227Q     10,333,517      2,379,076     X                                 X
                                          100
------------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.        Com        85227Q        938,474        216,064                    X                               X
                                          100
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                       159,637,681
------------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   6      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

------------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4         ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR          SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET        PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE           AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                                 (A)     (B)    (C)               (A)    (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com        78463B      12,885,626      2,454,405    X                                X
                                          101
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation                Com        78463B       1,792,009        341,335                   X                               X
                                          101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com        88633M       1,945,257      6,922,624    X                                X
                                          101
------------------------------------------------------------------------------------------------------------------------------------
Tickets.com                   Com        88633M         405,506      1,443,081                   X                               X
                                          101
------------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group, Inc.     Com        977383      26,499,845      7,373,357    X                                X
                                          108
------------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group, Inc.     Com        977383       5,717,439      1,590,829                   X                               X
                                          108
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                         49,245,682
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                             1,806,517,403
------------------------------------------------------------------------------------------------------------------------------------